Other Assets - Summary of Other Assets (Details) (Parenthetical) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 COP ($)
Other Assets [Line Items]
Agreed Advance Payment For Acquisition Of Shares		S/ 11,592
Decrased Agreed Advance Payment For Acquisition Of Shares		219
Trust Fund		95,201 [1]			$ 100,000
Receivable For Salaries Of Employees On Leave		1,124	S/ 793	S/ 1,199
Other Miscellaneous Assets	[2]	20,877	26,519	20,282
Patologa Oncolgica [Member]
Other Assets [Line Items]
Account Receivable From Former Shareholders For Tax And Labor Liabilities Contingencies		209	209	209
Promotora Medica Las Americas S A [Member]
Other Assets [Line Items]
Account Receivable From Former Shareholders For Tax And Labor Liabilities Contingencies		726	549	940
Consorcio Trecca [Member]
Other Assets [Line Items]
Other Miscellaneous Assets		S/ 11,301	S/ 16,033	S/ 12,395

[1]	It corresponds to the deposit of S/ 95,201 thousand (COP 100,000 million) in a trust fund to guarantee the payment of the contingent consideration in accordance with the acquisition of shares of the Oncomedica S.A. (note 1.C.iii). In June 2023, this amount was recovered in cash.
[2]	It includes accounts receivable from Consorcio Trecca for S/ 16,033 thousand for December 31, 2024 (S/ 12,395 thousand and S/ 11,301 thousand for December 31, 2023 and 2022, respectively) which corresponds to preoperative activities defined in the concession arrangement, that represents a contractual right to receive cash and the accounts receivable is accumulated when the preoperative activities are incurred.